BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.
(THE “FUND”)
SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09255C700*

Amendment to Notice of Special Rate Period

November 15, 2022

BlackRock MuniHoldings New York Quality Fund, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

To:  Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated June 28, 2011 (as amended to date, the “Articles Supplementary”), pursuant to the prior written consent of the Liquidity Provider and the Remarketing Agent and the affirmative vote or consent of the Holders of a majority of the VRDP Shares Outstanding, the Notice of Special Rate Period, dated as of April 17, 2014 (as amended to date, the “Notice of Special Rate Period”), has been amended by this Amendment to Notice of Special Rate Period as of the date hereof.

The last day of the Special Rate Period shall be November 15, 2024 or such later date to which it may be extended in accordance with the terms of the Notice of Special Rate Period.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Articles Supplementary and the Notice of Special Rate Period.

[Signature Page Follows]

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate.  It is included solely as a convenience to Holders of VRDP Shares.

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock MuniHoldings New York Quality Fund, Inc.

By: /s/ Jonathan Diorio____________________

Name: Jonathan Diorio

Title: Vice President

[Signature Page – MHN Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Amendment to Notice of Special Rate Period

Bank of America, N.A.

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

BofA Securities, Inc.

One Bryant Park

1111 Avenue of the Americas

3rd Floor

New York, NY 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        dg.temm@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

Banc of America Preferred Fund Corporation

One Bryant Park

1111 Avenue of the Americas, 3rd Floor

New York, New York 10036

Attention:        Thomas Visone

                        Mary Ann Olson

                        Todd Blasiak

                        Lisa Irizarry

                        Michael Jentis

                        Carl Daniels

Telephone:      (212) 449-7358

Email:             thomas.visone@bofa.com

                        mary.ann.olson@bofa.com

                        todd.blasiak@bofa.com

                        lisa.m.irizarry@bofa.com

                        michael.jentis@bofa.com

                        DG.pfloats@bofa.com

                        carl.daniels@bofa.com

The Depository Trust Company
LensNotice@dtcc.com